Stockholders' Equity (Details Textual 3) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	May 19, 2017	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Stockholders' Equity (Deficit) (Textual)
Shares issued during the period, shares	300
Shares issued during the period		$ 1,649
Percentage of fair market value						100.00%
Restricted Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Vesting Period					0 years	2 months 12 days
Unrecognized compensation cost related to non-vested RSUs			$ 314			$ 314
Maximum [Member] | Black Scholes Model [Member]
Stockholders' Equity (Deficit) (Textual)
Expected term					10 years
Exercise price					$ 3.76
Stock price					$ 3.76
Discount rate					2.65%
Volatility					103.00%
Minimum [Member] | Black Scholes Model [Member]
Stockholders' Equity (Deficit) (Textual)
Expected term					4 years
Exercise price					$ 1.61
Stock price					$ 1.61
Discount rate					1.99%
Volatility					89.00%
Employee [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued during the period, shares						300
Exchange existing awards						300
Non Qualified Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Option, description					As described further in Note 12, the Company entered into a settlement agreement with a former consultant which provided for the issuance of options for 7 shares of common stock in addition to other terms. The options entitle the holders to purchase shares of common stock for $0.98 per share through November 2023
Share-based compensation costs for grants not yet recognized					$ 1,684
Expected term					4 years
Exercise price					$ 0.98
Stock price					$ 0.98
Discount rate					2.51%
Volatility					148.00%
Non Qualified Stock Option [Member] | Maximum [Member] | Black Scholes Model [Member]
Stockholders' Equity (Deficit) (Textual)
Expected term					5 years 2 months 12 days
Exercise price					$ 2.60
Stock price					$ 2.60
Discount rate					2.70%
Volatility					105.00%
Non Qualified Stock Option [Member] | Minimum [Member] | Black Scholes Model [Member]
Stockholders' Equity (Deficit) (Textual)
Expected term					4 years
Exercise price					$ 2.10
Stock price					$ 2.10
Discount rate					2.22%
Volatility					95.00%
Modification Of Awards [Member]
Stockholders' Equity (Deficit) (Textual)
Options grant to purchase shares			300	2,718
Option issued for conversion of common stock			300	2,926